United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1
(Investment Company Act File Number)

Federated Hermes Global Allocation Fund
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: Six months ended 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes Global Allocation Fund

Class R6 Shares FSBLX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$43	0.83%

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities
45.1%
International Equity Securities
21.8%
Emerging Markets Core Fund
8.3%
Foreign Debt Securities
7.5%
Corporate Debt Securities
6.1%
Mortgage Core Fund
4.5%
Project and Trade Finance Core Fund
1.5%
Asset-Backed Securities
1.4%
Cash Equivalents
1.3%
Collateralized Mortgage-Backed Securities
0.8%

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.7%
Real Estate	3.7%
Materials	3.8%
Energy	4.5%
Consumer Staples	5.7%
Communication Services	7.4%
Industrials	10.7%
Health Care	10.8%
Consumer Discretionary	11.0%
Financials	16.9%
Information Technology	22.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183609

8080105-E (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class A Shares FSTBX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$60	1.14%

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.7%
Real Estate	3.7%
Materials	3.8%
Energy	4.5%
Consumer Staples	5.7%
Communication Services	7.4%
Industrials	10.7%
Health Care	10.8%
Consumer Discretionary	11.0%
Financials	16.9%
Information Technology	22.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183104

8080105-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class C Shares FSBCX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$101	1.93%

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.7%
Real Estate	3.7%
Materials	3.8%
Energy	4.5%
Consumer Staples	5.7%
Communication Services	7.4%
Industrials	10.7%
Health Care	10.8%
Consumer Discretionary	11.0%
Financials	16.9%
Information Technology	22.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183302

8080105-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Institutional Shares SBFIX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.85%

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.7%
Real Estate	3.7%
Materials	3.8%
Energy	4.5%
Consumer Staples	5.7%
Communication Services	7.4%
Industrials	10.7%
Health Care	10.8%
Consumer Discretionary	11.0%
Financials	16.9%
Information Technology	22.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183500

8080105-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R Shares FSBKX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$82	1.57%

Key Fund Statistics

Net Assets	$281,378,320
Number of Investments	1,232
Portfolio Turnover	52%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage-Backed Securities	0.8%
Cash Equivalents	1.3%
Asset-Backed Securities	1.4%
Project and Trade Finance Core Fund	1.5%
Mortgage Core Fund	4.5%
Corporate Debt Securities	6.1%
Foreign Debt Securities	7.5%
Emerging Markets Core Fund	8.3%
International Equity Securities	21.8%
Domestic Equity Securities	45.1%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.7%
Real Estate	3.7%
Materials	3.8%
Energy	4.5%
Consumer Staples	5.7%
Communication Services	7.4%
Industrials	10.7%
Health Care	10.8%
Consumer Discretionary	11.0%
Financials	16.9%
Information Technology	22.8%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183401

8080105-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX
	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—66.9%
		Communication Services—4.9%
4	[1]	Advantage Solutions, Inc.	$ 14
14,905	[1]	Alphabet, Inc., Class A	2,571,112
12,710	[1]	Alphabet, Inc., Class C	2,211,032
16,939		AT&T, Inc.	308,629
59,000		Axiata Group BHD	35,187
9,939		Bharti Airtel Ltd.	163,465
107	[1]	Cinemark Holdings, Inc.	1,848
6,770		Deutsche Telekom AG, Class REG	164,090
55,400		Digi Swisscom Berhad	44,856
4,419		Electronic Arts, Inc.	587,197
312		Elisa Communications Oyj	14,454
3	[1]	Eventbrite, Inc.	15
72,300		Focus Media Information Technology Co. Ltd.	63,315
572	[1]	Frontier Communications Parent, Inc.	15,250
2		Gray Television, Inc.	12
421		Hellenic Telecommunication Organization SA	6,142
189,000		HKT Trust and HKT Ltd.	220,173
3,574		Informa PLC	38,955
285	[1]	Iridium Communications, Inc.	8,581
2,300		Konami Corp.	161,015
25,782		Koninklijke KPN NV	96,358
2,424		KT Corp.	63,995
34,800	[1]	Kuaishou Technology	248,312
6,556		LG Uplus Corp.	45,796
4,693	[1]	Liberty Latin America Ltd.	42,565
43	[1]	Liberty Media Corp. OLD	1,575
2,221	[1]	Lions Gate Entertainment Corp.	17,146
3,270	[1]	Live Nation Entertainment, Inc.	306,530
300	[1]	Madison Square Garden Spinco	10,662
5,869	[1]	Meta Platforms, Inc.	2,739,825
8,578		NetEase, Inc.	152,185
536	[1]	Netflix, Inc.	343,908
910		PLDT, Inc.	22,965
1,323		Publicis Groupe	148,819
3,693		Quebecor, Inc., Class B	77,900
168		Realestate.com.au Ltd.	21,034
1,011		Shutterstock, Inc.	41,077
22,900		SoftBank Corp.	274,948
2,900		SoftBank Group Corp.	167,860
3,984		Spark New Zealand Ltd.	10,216
1,026	[1]	Spotify Technology S.A.	304,496
21		Swisscom AG	11,603
2,595		Tegna, Inc.	38,691
1,382		Telenor ASA	16,157
10,948		Telstra Group LTD.	25,403
18,096		Tencent Holdings Ltd.	839,469
14,327		TIM S.A./Brazil	43,274
1,158	[1]	T-Mobile USA, Inc.	202,604
4,092	[1]	Trade Desk, Inc./The	379,656
9,962		Verizon Communications, Inc.	409,936
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
3	[1]	Vimeo Holdings, Inc.	$ 12
3	[1]	Vivid Seats, Inc.	15
2,447		Vodafone Group PLC	2,380
11,395		WPP PLC	119,479
2,724	[1]	ZipRecruiter, Inc.	27,540
		TOTAL	13,869,733
		Consumer Discretionary—7.4%
306	[1]	Abercrombie & Fitch Co., Class A	52,898
692		Academy Sports and Outdoors, Inc.	39,921
766		Acushnet Holdings Corp.	50,479
68,208	[1]	Alibaba Group Holding Ltd.	667,589
22,886	[1]	Amazon.com, Inc.	4,038,006
1,740		American Eagle Outfitters, Inc.	38,228
640	[1]	Aptiv PLC	53,286
6,865		Aristocrat Leisure Ltd.	206,727
75	[1]	AutoZone, Inc.	207,745
2,501		Bayerische Motoren Werke AG	253,092
2,555		Berkeley Group Holdings PLC	172,244
58	[1]	Birkenstock Holding Ltd.	3,306
292		Bloomin Brands, Inc.	6,366
550		BorgWarner, Inc.	19,613
5,800		Bridgestone Corp.	252,749
4,790		Burberry Group PLC	63,430
12,070		BYD Co. Ltd.	339,501
2,800		BYD Co. Ltd.	88,731
1,279		Canadian Tire Corp. Ltd.	127,661
743	[1]	Carvana Co.	74,285
20,226		Chongqing Changan Automobile Co. Ltd.	38,524
1,697	[1]	Churchill Capital Corp. IV	4,819
1,231		Cie Financiere Richemont S.A.	197,719
859	[1]	Dave & Buster’s Entertainment, Inc.	43,886
47		D’ieteren Group	10,270
17		Dillards, Inc., Class A	7,605
615		Dollarama, Inc.	58,208
1,418		eBay, Inc.	76,884
3,000		Eclat Textile Co. Ltd.	44,987
3,784	[1]	Everi Holdings, Inc.	27,358
2,076		Evolution AB	223,698
4,362	[1]	Expedia Group, Inc.	492,295
753		Ferrari NV	309,630
9,273		Ford Motor Co.	112,481
211		Ford Otomotiv Sanayi A.S.	7,157
7,600		Fuyao Glass Industry Group Co. Ltd.	43,071
29,000		Geely Automobile Holdings Ltd.	35,246
2,722		General Motors Co.	122,463
550		Gentex Corp.	19,250
836	[1]	Green Brick Partners, Inc.	45,646
9,000		Haier Smart Home Co. Ltd.	36,728
444		Hankook Tire Co. Ltd.	14,055
294		Harley-Davidson, Inc.	10,549
116		Hermes International	274,914
388	[1]	Hilton Grand Vacations, Inc.	16,036
2	[1]	Holley, Inc.	8
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,454		Home Depot, Inc.	$ 1,156,641
1,800		Huizhou Desay Sv Automotive Co.	25,042
1,100		Hulic Co., Ltd.	10,227
335		Hyundai Motor Co.	61,696
12,903		Indian Hotels Co. Ltd.	86,947
5,876		Industria de Diseno Textil S.A.	279,923
6		Installed Building Products, Inc.	1,271
122		InterContinental Hotels Group PLC	12,377
2,559		International Game Technology PLC	50,515
97		Jack in the Box, Inc.	5,370
15,031	[1]	JD.com, Inc.	221,550
259		Jumbo S.A.	7,441
880		KB HOME	62,128
1,227		Kia Corp.	104,840
969		La Francaise des Jeux SAEM	34,858
2		La-Z-Boy, Inc.	75
137		Lear Corp.	17,173
3,611		Lennar Corp., Class A	579,024
2,699		Lennar Corp., Class B	394,756
7,500	[1]	Li Auto, Inc.	76,439
796	[1]	Light & Wonder, Inc.	76,002
423	[1]	Lululemon Athletica, Inc.	131,972
373		LVMH Moet Hennessy Louis Vuitton S.A.	299,740
1		Magna International, Inc.	45
535		Marriott International, Inc., Class A	123,676
5,401		Marriott Vacations Worldwide Corp.	487,548
824		Maruti Suzuki India Ltd.	123,073
17,814	[1]	Meituan	241,372
2,272		Mercedes-Benz Group AG	163,844
14,467		MGM Resorts International	581,139
6,712		Michelin, Class B	271,149
8,600		Midea Group Co., Ltd.	76,893
14,600	[1]	MINISO Group Holding Ltd.	82,926
1,629	[1]	Mohawk Industries, Inc.	198,624
2		Naspers Ltd., Class N	400
979		Next PLC	117,263
242	[1]	ODP Corp./The	9,477
414		OPAP S.A.	6,589
264		Oxford Industries, Inc.	29,222
1,945	[1,2]	Ozon Holdings PLC, ADR	0
25,400		Panasonic Holdings Corp.	223,954
1,503		Pandora A/S	247,158
466		Patrick Industries, Inc.	53,404
3,945		Pearson PLC	48,007
106	[1]	Phinia, Inc.	4,745
3,808	[1]	Prosus NV	139,600
408		Pulte Group, Inc.	47,867
769	[1]	QuantumScape Corp.	4,545
1,580	[1]	Rivian Automotive, Inc.	17,254
22,052		Samvardhana Motherson International Ltd.	39,941
14,600		Sekisui Chemical Co.	209,587
3,300		Sekisui House Ltd.	74,254
410		Signet Jewelers Ltd.	44,891
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
425	[1]	Six Flags Entertainment Corp.	$ 10,816
10,170		Sona Blw Precision Forgings Ltd.	79,432
5,200		Sony Group Corp.	427,353
2		Starbucks Corp.	160
13,850		Stellantis N.V.	306,311
4	[1]	Super Group SGHC Ltd.	14
10,167		Tata Motors Ltd.	112,427
10,619		Tata Motors Ltd.	78,978
933	[1]	Taylor Morrison Home Corp.	53,955
6,532	[1]	Tesla, Inc.	1,163,219
27,659		The Wendy’s Co.	482,650
120		Thor Industries, Inc.	11,909
2,526		Titan Industries Ltd.	98,443
8,490		TJX Cos., Inc.	875,319
14,700		Toyota Motor Corp.	319,171
1,346		Travel + Leisure Co.	59,143
430	[1]	Tri Pointe Homes, Inc.	16,654
947	[1]	United Parks & Resorts, Inc.	49,519
2	[1]	Urban Outfitters, Inc.	83
372	[1]	Visteon Corp.	41,430
270		Winnebago Industries, Inc.	16,753
492		Worthington Industries, Inc.	28,059
4,000		Yamaha Corp.	90,410
491		Yum China Holding, Inc.	17,558
1	[1]	Zomato Ltd.	2
		TOTAL	20,733,566
		Consumer Staples—3.8%
3,600		Ajinomoto Co., Inc.	128,644
154,000	[1]	Alibaba Health Information Technology Ltd.	65,011
648		Alimentation Couche-Tard, Inc.	37,821
16,667		Altria Group, Inc.	770,849
38,397		Ambev S.A.	84,532
1,903		Anheuser-Busch InBev NV	119,863
7,619		Arca Continental, S.A.B. de C.V.	78,105
10,553		Archer-Daniels-Midland Co.	658,929
534	[1]	Bellring Brands, Inc.	31,063
3,964		Bid Corp. Ltd.	88,291
4,716		BIM Birlesik Magazalar AS	70,387
567		Cal-Maine Foods, Inc.	34,967
1		Carlsberg A/S, Class B	135
179		Carrefour S.A.	2,919
118	[1]	Chefs Warehouse, Inc.	4,652
1		Chocoladefabriken Lindt & Sprungli AG	119,125
56		Coca-Cola Bottling Co.	54,938
336		Coca-Cola Europacific Partners PLC	24,767
4,447		Coca-Cola Femsa S.A.B. de C.V.	41,531
295		Costco Wholesale Corp.	238,918
1,114		Danone S.A.	71,674
8,817		Diageo PLC	297,372
679		Dollar General Corp.	92,962
12,000	[1]	East Buy Holding Ltd.	28,233
413	[1]	elf Beauty, Inc.	77,194
520		Energizer Holdings, Inc.	14,882
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
9,078		General Mills, Inc.	$ 624,113
959		Henkel AG & Co. KGAA	76,749
10,003		Imperial Brands PLC	248,301
49		Ingles Markets, Inc., Class A	3,584
21,598		ITC Ltd.	110,527
23,000	[1]	JD Health International, Inc.	77,460
622		Jeronimo Martins SGPS S.A.	13,932
1,400		Kao Corp.	61,389
27,984	[1]	Kenvue, Inc.	540,091
346		Kerry Group PLC	29,206
598		Kesko	10,911
15,500		Kirin Holdings Co., Ltd.	214,466
4,640		Koninklijke Ahold NV	144,007
451		Korea Tobacco & Ginseng Corp.	27,249
2,960		Kroger Co.	155,015
1,604		Loblaw Cos. Ltd.	186,297
721		L’Oreal S.A.	355,756
1		Lotus Bakeries	10,634
9,678		Mondelez International, Inc.	663,233
1,026		Mowi ASA	18,424
5,401		Nestle S.A.	571,859
2,200		Nongfu Spring Co. Ltd.	11,731
1,544		Orkla ASA	12,344
164		PepsiCo, Inc.	28,356
1	[1]	Post Holdings, Inc.	107
88		PriceSmart, Inc.	7,405
2,281		Primo Water Corp.	51,459
5,507		Procter & Gamble Co.	906,122
145		Salmar ASA	8,881
1,300		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	43,374
6,944		Shoprite Holdings Ltd.	92,362
119		SpartanNash Co.	2,338
343	[1]	Sprouts Farmers Market, Inc.	27,090
3,528		Sysco Corp.	256,909
4,474		Target Corp.	698,660
69,844		Tesco PLC	278,212
115		The Anderson’s, Inc.	6,019
2,705		The Coca-Cola Co.	170,226
1,606		Unilever PLC	87,996
200	[1]	United Natural Foods, Inc.	2,402
361		Vector Group Ltd.	3,960
208	[1]	Vita Coco Co., Inc./The	6,055
10,094		WalMart, Inc.	663,781
57		Weis Markets, Inc.	3,736
4,443		Woolworth’s Ltd.	93,651
		TOTAL	10,844,143
		Energy—3.0%
700		Aker BP ASA	18,069
3,139		Ampol Ltd.	72,549
1,253		Ardmore Shipping Corp.	28,080
12,527	[1]	Bharat Petroleum Corp. Ltd.	94,985
21,680		BP PLC	135,792
97		California Resources Corp.	4,593
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
3,304		Canadian Natural Resources Ltd.	$ 253,809
4,689		Chevron Corp.	761,025
318		Chord Energy Corp.	58,960
1		Coal India Ltd.	6
558		CONSOL Energy, Inc.	57,848
4,210		DHT Maritime, Inc.	50,941
20,900		ENEOS Holdings, Inc.	108,027
1,995		Equinor ASA	57,978
14,075		Exxon Mobil Corp.	1,650,435
1,026		Galp Energia, SGPS S.A.	21,621
2	[1]	Gulfport Energy Corp.	324
1,429		Helmerich & Payne, Inc.	54,388
270		Hyundai Robotics Co. Ltd.	13,385
3,326		Imperial Oil Ltd.	235,000
897		International Seaways, Inc.	57,785
3	[1]	Kosmos Energy Ltd.	18
2,514		Liberty Energy, Inc.	62,071
3,869		Marathon Petroleum Corp.	683,304
1,003		MOL Hungarian Oil & Gas PLC	7,796
149		Motor Oil (Hellas) Corinth Refineries S.A.	4,220
1,285		Murphy Oil Corp.	54,985
927		Neste Oyj	19,356
9,850		Nordic American Tankers Ltd.	40,779
1		Oil & Natural Gas Corp. Ltd.	3
323		OMV AG	16,272
3,546		ORLEN S.A.	57,275
1,146		PBF Energy, Inc.	53,094
2,016		Peabody Energy Corp.	49,956
287,177		PetroChina Co. Ltd.	293,105
58,100		PetroChina Co. Ltd.	81,752
17,436		Petroleo Brasileiro S.A.	135,147
4,846		Phillips 66	688,665
75,400		PTT Public Co. Ltd.	67,150
4,585		Reliance Industries Ltd.	157,404
1		Repsol S.A.	16
113	[1]	Sandridge Energy, Inc.	1,577
6,169		Santos Ltd.	31,459
758		Scorpio Tankers, Inc.	62,209
4,906		Select Energy Services, Inc.	53,623
2,100		Shanxi Lu’an Environmental Energy Development Co. Ltd.	6,577
16,758		Shell PLC	604,644
8,080		Suncor Energy, Inc.	329,614
12,123	[2]	Tatneft	0
206	[1]	Teekay Corp.	2,017
137		Teekay Tankers Ltd., Class A	9,978
5,070		TotalEnergies SE	370,172
9,117		Tupras Turkiye Petrol Rafinerileri A.S.	50,020
3,148		Ultrapar Participacoes S.A.	13,891
4,165		Valero Energy Corp.	654,488
188	[1]	Vitesse Energy, Inc.	4,798
		TOTAL	8,403,035
		Financials—11.3%
10,285		ABSA Group Ltd.	81,685
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
2	[1]	Acacia Research Corp.	$ 11
7,888		Aflac, Inc.	708,895
350		Ageas	17,435
3,000		Agricultural Bank of China Ltd.	1,818
3,461		AIB Group PLC	19,748
7,963		Al Rajhi Bank	161,780
1		Alinma Bank	8
1,070		Allianz SE	311,697
4,979	[1]	Alpha Bank AE	8,428
1,824		Amalgamated Financial Corp.	46,111
2,637	[1]	Ambac Financial Group, Inc.	46,728
3,701		American Express Co.	888,240
2,156		American International Group, Inc.	169,936
1,544		Ameriprise Financial, Inc.	674,126
861		ANZ Group Holdings Ltd.	16,238
14,665		Arab National Bank	77,176
1,365	[1]	AssetMark Financial Holdings, Inc.	46,942
11,454		Aviva PLC	70,499
6,274		AXA S.A.	226,352
881		Bajaj Holdings & Investment Ltd.	95,942
29,526		Banco Bilbao Vizcaya Argentaria S.A.	321,301
3,679		Banco BPM SpA	26,556
24,580		Banco Bradesco S.A.	53,599
21,848		Banco del Bajio S.A.	75,653
3,132		Banco Do Brasil S.A.	16,176
1,568	[1]	Bancorp, Inc., DE	52,669
1		Bank AlBilad	9
1		Bank AlJazira	4
22,700		Bank Hapoalim BM	209,281
7,417		Bank Leumi Le-Israel	61,877
5,967		Bank of America Corp.	238,620
1		Bank of Baroda	3
595,388		Bank of China Ltd.	282,708
77,456		Bank of Communications Ltd.	58,371
2,328		Bank of Ireland Group PLC	26,841
11,446		Bank of New York Mellon Corp.	682,296
689		Bank of Nova Scotia, Toronto	32,616
113,171		Barclays PLC	320,692
14,111		BB Seguridade Participacoes S.A.	86,801
6,040	[1]	Berkshire Hathaway, Inc., Class B	2,502,976
73,000		BOC Hong Kong (Holdings) Ltd.	229,108
2,025		Byline Bancorp, Inc.	46,778
27,143		Caixa Seguridade Participacoes S/A	76,866
5,348	[1]	Cantaloupe, Inc.	38,292
3		Capital Federal Financial	16
899		Cathay Bancorp, Inc.	33,119
528,501		China Construction Bank Corp.	375,464
1,045		China Merchants Bank Co. Ltd.	4,679
19,400		China Pacific Insurance Group Co. Ltd.	50,885
15,700		China Pacific Insurance Group Co. Ltd.	62,496
32,300		CIMB Group Holdings Berhad	47,047
3,964		Citigroup, Inc.	246,997
22,113		Citizens Financial Group, Inc.	780,368
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
8,602		CNA Financial Corp.	$ 395,176
656		CNO Financial Group, Inc.	18,821
2,059		Commonwealth Bank of Australia	165,413
3,469	[1]	CrossFirst Bankshares, Inc.	45,409
1,031	[1]	Customers Bancorp, Inc.	46,704
2,034		DNB Bank ASA	39,776
7	[1]	Donnelley Financial Solutions, Inc.	427
7,647		East West Bancorp, Inc.	567,331
1,543		Enact Holdings, Inc.	47,386
2		Enterprise Financial Services Corp.	77
15,561		Equitable Holdings, Inc.	645,626
504		Equity Bancshares, Inc.	16,985
757		Erste Group Bank AG	37,194
312		Essent Group Ltd.	17,690
5,800	[1]	Eurobank Ergasias S.A.	12,711
2,339		Euronext NV	230,593
128	[1]	F&G Annuities & Life, Inc.	5,172
231		Fairfax Financial Holdings Ltd.	260,043
269		Federal Agricultural Mortgage Association, Class C	46,986
2,571	[1]	Fidelis Insurance	42,627
819		Fifth Third Bancorp	30,647
365		First BanCorp	6,471
467		First Financial Corp.	17,298
19,768		FirstRand Ltd.	68,734
438		Gjensidige Forsikring ASA	7,682
189		Goldman Sachs Group, Inc.	86,282
5,156		Great-West Lifeco, Inc.	154,648
25		Greene County Bancorp, Inc.	786
193		Groupe Bruxelles Lambert S.A.	14,811
13,645		Grupo Financiero Banorte S.A. de C.V.	129,618
57	[1]	Hamilton Insurance Group, Ltd.	983
1,318		Hana Financial Holdings	58,563
1,243		Hancock Whitney Corp.	58,085
2,335		Hanmi Financial Corp.	36,800
6,322		Hartford Financial Services Group, Inc.	654,011
11		HCI Group, Inc.	1,055
1,984		HDFC Bank Ltd.	36,224
4,800		Hithink RoyalFlush Information Network Co. Ltd.	77,622
18,992		HSBC Holdings PLC	170,175
3,081		iA Financial Corp., Inc.	200,600
5,931		ICICI Bank Ltd.	80,129
4,282		ICICI Lombard General Insurance Co. Ltd.	81,412
327		Independent Bank Corp.- Michigan	8,195
249,000		Industrial & Commercial Bank of China	141,057
8,300		Industrial & Commercial Bank of China	6,221
1		Industrial Bank of Korea	10
18,855		ING Groep N.V.	337,961
53,580		Insurance Australia Group Ltd.	221,743
10,166		Investor AB, Class B	276,360
2,366		Israel Discount Bank	12,212
4,015		JPMorgan Chase & Co.	813,559
2,297		KB Financial Group, Inc.	131,348
548		KBC Groupe	40,040
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
39,812		KeyCorp	$ 572,098
170		Komercni Banka A.S.	5,831
4,600	[1]	LendingClub Corp.	41,032
450,543		Lloyds Banking Group PLC	321,175
1,296		M&T Bank Corp.	196,474
2,390		Macquarie Group Ltd.	305,908
50,300		Malayan Banking BHD	106,122
12,553		Manulife Financial Corp.	326,040
2	[1]	Marqeta, Inc.	11
861		Marsh & McLennan Cos., Inc.	178,726
3,132		Mastercard, Inc.	1,400,223
1,233		Mercantile Bank Corp.	47,236
422		Merchants Bancorp, Inc.	16,901
937		Meta Financial Group, Inc.	49,951
68,320		Metro Bank and Trust Co.	72,676
225		Midland States Bancorp, Inc.	5,112
44,600		Mitsubishi UFJ Financial Group, Inc.	471,305
729		Moneta Money Bank AS	3,191
8,696		Morgan Stanley	850,817
715	[1]	Mr. Cooper Group, Inc.	59,631
724		Muenchener Rueckversicherungs-Gesellschaft AG	360,208
1,741	[1]	National Bank of Greece	15,112
4,402		Nedbank Group Ltd.	53,541
1,373	[1]	NMI Holdings, Inc.	45,556
6,957		Nordea Bank Abp	85,610
1,326		OFG Bancorp.	49,274
2		Old National Bancorp	34
3,275		Old Second Bancorp, Inc.	47,357
12,400		ORIX Corp.	273,147
24	[1]	Oscar Health, Inc.	479
502		OTP Bank RT	24,270
26,600		Oversea-Chinese Banking Corp. Ltd.	287,188
68	[1]	Palomar Holdings, Inc.	5,769
191		Partners Group Holding AG	255,856
9,280	[1]	Payoneer Global, Inc.	55,587
533	[1]	PayPal Holdings, Inc.	33,574
2		Peoples Bancorp, Inc.	58
256,000		People’s Insurance, Co. (Group) of China Ltd.	89,163
31,477		Phoenix Group Holdings PLC	200,417
78,000		PICC Property and Casualty Co., Ltd., Class H	101,579
2,000		Ping An Insurance (Group) Co. of China Ltd.	10,178
7,000		Ping An Insurance (Group) Co. of China Ltd.	41,683
2,369	[1]	Piraeus Bank S.A.	9,304
2,052		PNC Financial Services Group, Inc.	322,964
78,000		Postal Savings Bank of China Co. Ltd.	44,093
18,231		Power Finance Corp.	107,431
7,218		Powszechna Kasa Oszczednosci Bank Polski SA	109,511
613		Preferred Bank Los Angeles, CA	45,803
3,732		Prosperity Bancshares, Inc.	232,504
4,200		PT Bank Central Asia	2,389
268,000		PT Bank Mandiri Tbk	97,242
156,200		PT Bank Negara Indonesia	42,269
361,500		PT Bank Rakyat Indonesia Tbk	96,480
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
18,749		QBE Insurance Group Ltd.	$ 222,536
6,840		Rand Merchant Investment Holdings Ltd.	14,593
2	[1]	Remitly Global, Inc.	26
1		Riyad Bank	7
2,779		Royal Bank of Canada	303,764
15,911		Rural Electrification Corp. Ltd.	103,145
989		Sampo Oyj, Class A	42,474
9,286		Saudi British Bank/The	95,870
1,208	[1]	Saudi Tadawul Group Holding Co.	76,379
206	[1]	Siriuspoint Ltd.	2,709
787	[1]	Skyward Specialty Insurance Group, Inc.	29,371
34		Sofina	8,286
1,013		Southern Missouri Bancorp, Inc.	42,657
6,710		Standard Bank Group Ltd.	64,126
21,961		Standard Life PLC	43,600
3,806	[1]	StoneCo Ltd.	52,675
6,300		Sumitomo Mitsui Financial Group, Inc.	413,068
4,100		Sumitomo Mitsui Trust Holdings, Inc.	95,919
5,206		Sun Life Financial Services of Canada	260,921
1,449		Swiss Re AG	184,619
4,270		Synchrony Financial	187,026
15,568		Synovus Financial Corp.	617,894
886,100		Thai Military Bank	40,716
2,676		The National Commercial Bank	24,380
3,032		The Travelers Cos., Inc.	654,002
929		Tiptree, Inc.	16,239
616		Toronto Dominion Bank	34,439
7,521		UBS Group AG	240,618
6,372		UniCredit SpA	253,458
45,813	[1]	Union Bank of India Ltd.	87,523
10,900		United Overseas Bank Ltd.	249,534
210		Virtus Investment Partners, Inc.	48,004
5,805		Visa, Inc., Class A	1,581,630
2,652		Wells Fargo & Co.	158,908
1,009		WestAmerica Bancorp.	49,259
2,395		Woori Financial Group, Inc.	24,481
9		Zurich Insurance Group AG	4,730
		TOTAL	31,820,124
		Health Care—7.3%
9,240		Abbott Laboratories	944,236
827		AbbVie, Inc.	133,346
4,685	[1]	ACELYRIN, Inc.	19,302
10,327	[1]	Adaptive Biotechnologies Corp.	35,628
259	[1]	Addus Homecare Corp.	29,736
4,409		Agilent Technologies, Inc.	574,978
5,656	[1]	Alector, Inc.	27,828
2	[1]	Alignment Healthcare, Inc.	16
15,311	[1]	Allogene Therapeutics, Inc.	38,278
2,761	[1]	Alx Oncology Holdings, Inc.	29,349
2,945		Amgen, Inc.	900,728
634	[1]	AMN Healthcare Services, Inc.	35,466
1,829	[1]	Annexon, Inc.	8,834
16,196	[1]	Arbutus Biopharma Corp.	54,419
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
129	[1]	Argenx SE	$ 47,833
3,900		Astellas Pharma, Inc.	38,433
269	[1]	Astrana Health, Inc.	11,145
2,149		AstraZeneca PLC	334,172
1,947	[1,2]	AstraZeneca PLC, Rights	604
2	[1]	Aurinia Pharmaceuticals, Inc.	11
69,200		Bangkok Dusit Medical Services Public Co., Ltd.	50,806
396	[1]	Biogen, Inc.	89,076
419		Bruker Corp.	27,449
3,792	[1]	CareDx, Inc.	49,334
1,449		Carl Zeiss Meditec AG	133,148
1,198		Cencora, Inc.	271,431
1	[1]	Centene Corp.	72
2,300		Chongqing Zhifei Biological Products Co. Ltd.	10,410
3,765		Cipla Ltd.	65,419
1,105		Cochlear Ltd.	238,742
202	[1]	Corvel Corp.	48,450
2		CSL Ltd.	375
114,000		CSPC Pharmaceutical Group Ltd.	97,018
10,234		CVS Health Corp.	609,946
6,302	[1]	Cytek Biosciences, Inc.	35,480
336		Ebos Group Ltd.	6,822
2	[1]	Editas Medicine, Inc.	10
5,400		Eisai Co. Ltd.	231,870
1,592		Elevance Health, Inc.	857,260
2,701		Eli Lilly & Co.	2,215,738
1,240		Embecta Corp.	15,339
346		Ensign Group, Inc.	41,949
1,284	[1]	Entrada Therapeutics, Inc.	19,863
9,002	[1]	Fate Therapeutics, Inc.	33,127
1,286		Fisher & Paykel Healthcare Corp. Ltd.	23,356
605		Fresenius SE & Co KGaA	19,242
311		Gedeon Richter Rt	7,890
18,764		GSK PLC	420,941
180		Hanmi Pharmaceutical Co. Ltd.	36,827
2,628	[1]	HilleVax, Inc.	31,904
2,412	[1]	Hims & Hers Health, Inc.	46,841
1,800		Hoya Corp.	219,088
279		Humana, Inc.	99,915
444	[1]	Inmode Ltd.	8,494
2	[1]	Innovage Holding Corp.	9
2,781	[1]	IQVIA Holdings, Inc.	609,289
3,132	[1]	iTeos Therapeutics, Inc.	52,430
2,272		Johnson & Johnson	333,234
1,000		Koninklijke Philips NV	27,323
8,600		Kyowa Hakko Kirin Co., Ltd.	146,053
851	[1]	Lantheus Holdings, Inc.	69,637
10		LeMaitre Vascular, Inc.	789
4,451		Lupin Ltd.	85,842
15,589	[1]	Lyell Immunopharma, Inc.	43,182
9,634	[1]	MaxCyte, Inc.	43,160
1,329		McKesson Corp.	756,985
10,230		Merck & Co., Inc.	1,284,274
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
279		Merck KGAA	$ 50,421
272	[1]	Merit Medical Systems, Inc.	22,073
2,799	[1]	Nkarta, Inc.	19,005
6,164		Novartis AG	637,422
8,745		Novo Nordisk A/S	1,182,490
7,429	[1]	Omniab, Inc.	32,242
1,936	[1]	Option Care Health, Inc.	57,732
236		Orion Oyj	9,603
2,117		Owens & Minor, Inc.	36,899
4	[1]	Pacific Biosciences of California, Inc.	7
319	[1]	PetIQ, Inc.	6,622
5,005	[1]	Prime Medicine, Inc.	32,432
1,498	[1]	Progyny, Inc.	40,371
854	[1]	Regeneron Pharmaceuticals, Inc.	837,057
7,085	[1]	Relay Therapeutics, Inc.	45,415
6,926	[1]	Replimune Group, Inc.	36,500
707		Roche Holding AG	181,084
3,489	[1]	SAGE Therapeutics, Inc.	38,763
101	[1]	Samsung Biologics Co. Ltd.	53,469
4,391		Sanofi	429,046
1	[1]	Scilex Holding Co.	1
1,100		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	44,100
106	[1]	SK Bioscience Co. Ltd.	3,985
829		Sonova Holding AG	262,245
743		Straumann Holding AG	96,589
2,584	[1]	Summit Therapeutics, Inc.	22,442
5	[1]	Tenaya Therapeutics, Inc.	21
2,467		The Cigna Group	850,178
2	[1]	Travere Thrapeutics, Inc.	15
1,062	[1]	Tyra Biosciences, Inc.	17,226
277		UCB S.A.	38,829
140	[1]	UFP Technologies, Inc.	36,450
2,424		UnitedHealth Group, Inc.	1,200,777
1,144		Universal Health Services, Inc., Class B	217,131
908	[1]	Veracyte, Inc.	18,841
1,829	[1]	Vertex Pharmaceuticals, Inc.	832,817
6,465	[1]	Verve Therapeutics, Inc.	33,553
2,238	[1]	Vir Biotechnology, Inc.	22,984
556	[1]	Waters Corp.	171,748
715	[1]	Wave Life Sciences Ltd.	4,419
3,400		WuXi AppTec Co. Ltd.	19,709
		TOTAL	20,422,894
		Industrials—7.1%
7,591		ABB Ltd.	416,136
393		ABM Industries, Inc.	18,577
1,029	[1]	AerCap Holdings NV	95,399
85		Airbus Group SE	14,431
1,895	[1]	APi Group Corp.	67,538
366		Applied Industrial Technologies, Inc.	70,638
395	[1]	Atkore, Inc.	60,099
17,310		Atlas Copco AB, Class A	332,591
16,726		Atlas Copco AB, Class B	277,431
2,915		Auckland International Airport Ltd.	13,976
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,623		Automatic Data Processing, Inc.	$ 397,505
280		AZZ, Inc.	23,486
310,800		Bangkok Expressway and Metro PCL	66,586
49		Barrett Business Services, Inc.	6,485
584	[1]	Beacon Roofing Supply, Inc.	56,683
17		Bidvest Group Ltd.	222
188	[1]	BlueLinx Holdings, Inc.	19,343
465		Boise Cascade Co.	63,840
15,815		Brambles Ltd.	150,310
1		Brenntag AG	72
1,953		Brookfield Business Corp.	40,134
1,574		Canadian National Railway Co.	200,366
1,315		Carlisle Cos., Inc.	550,051
2,779		Caterpillar, Inc.	940,747
750	[1]	CBIZ, Inc.	56,865
84,000		China Communication Services Corp. Ltd.	40,567
1,032		Cintas Corp.	699,665
2,000		CK Hutchison Holdings Ltd.	9,773
2,663		Compagnie de St. Gobain	236,003
1,366		Costamare, Inc.	21,870
310		CRA International, Inc.	54,551
19,271		CSX Corp.	650,396
2,291		Cummins India, Ltd.	97,756
2,251		Cummins, Inc.	634,174
3,500		Dai Nippon Printing Co. Ltd.	108,930
400		Daikin Industries Ltd.	58,213
3,027	[1]	Daimler Truck Holding AG	129,125
552		DasS.A.ult Aviation S.A.	119,660
1,919		Deere & Co.	719,164
1		Delta Air Lines, Inc.	51
529		Doosan Bobcat, Inc.	22,260
794		Emcor Group, Inc.	308,596
209		Encore Wire Corp.	60,345
1,395		Enerpac Tool Group Corp.	54,851
77,000		EVA Airways Corp.	84,962
2,048	[1]	Exlservice Holding, Inc.	61,153
4,414		Expeditors International Washington, Inc.	533,653
8,900		Fanuc Ltd.	248,876
939		FTAI Aviation Ltd.	79,176
1		Genpact Ltd.	33
608	[1]	GMS, Inc.	57,128
137		Griffon Corp.	9,253
2,520		GS Holdings Corp.	79,225
845		H&E Equipment Services, Inc.	40,028
3,477		HEICO Corp., Class A	610,770
255		Herc Holdings, Inc.	36,993
1,137	[1]	Hub Group, Inc.	49,062
498	[1]	Huron Consulting Group, Inc.	43,978
86		Hyster-Yale Materials Handling, Inc.	6,243
3,619		Hyundai Merchant Marine Co., Ltd.	47,011
2,848		Illinois Tool Works, Inc.	691,352
282		IMCD Group NV	42,729
2,800		Itochu Corp.	132,247
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,133		Jacobs Solutions, Inc.	$ 157,872
2,708	[1]	JELD-WEN Holding, Inc.	42,001
11,200		Kawasaki Kisen Kaisha Ltd.	166,182
344		Kingspan Group PLC	33,227
1,188		Koc Holding A.S.	8,776
3,100		Komatsu Ltd.	91,277
747		Kone Corp. OYJ, Class B	38,170
194		Kongsberg Gruppen ASA	16,677
2,654		Korean Air Co. Ltd.	40,105
881		Korn Ferry	58,093
5,218,113		Latam Airlines Group S.A.	70,199
3,503		Lifco AB	93,072
1,663		Lockheed Martin Corp.	782,175
1,300		Marubeni Corp.	25,413
196		Maximus, Inc.	16,876
21,988		Melrose Industries PLC	174,364
1,457		Metso Corp.	17,836
16,400		Mitsubishi Corp.	345,453
15,700		Mitsubishi Electric Corp.	272,801
7,000		Mitsui & Co.	355,818
560		Mueller Industries, Inc.	32,990
39	[1]	MYR Group, Inc.	6,047
224		Mytilineos Holdings S.A.	8,932
12,900		Nari Technology Development Co., Ltd.	40,106
1,442		Northrop Grumman Corp.	650,010
9,500		Obayashi Corp.	110,802
3,465		Old Dominion Freight Lines, Inc.	607,241
6,348		PACCAR, Inc.	682,410
2	[1]	Planet Labs PBC	4
1,251		Polycab India Ltd.	100,942
3		Preformed Line Products Co.	403
796		Primoris Services Corp.	43,589
910		Prysmian SpA	59,982
619		Reece Ltd.	10,786
8,967		Relx PLC	393,298
1		RTX Corp	108
15,829	[1]	Rumo S.A.	59,416
492		Rush Enterprises, Inc., Class B	20,797
1,676		Safran S.A.	393,813
322		Schneider Electric S.A.	80,604
2,735		Siemens AG	523,852
113		Simpson Manufacturing Co., Inc.	18,749
21,000		Sinotruk Hong Kong Ltd.	48,841
499		SK Holdings Co. Ltd., Class A	63,673
5,238		Smith (A.O.) Corp.	438,106
7,784		Smiths Group PLC	171,598
18		Standex International Corp.	3,028
39		Stantec, Inc.	3,148
363	[1]	Sterling Construction Co., Inc.	44,602
349	[1]	Sun Country Airlines Holdings	3,696
907		Terex Corp.	54,121
578		TFI International, Inc.	76,479
1,674		Thomson Reuters Corp.	288,066
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,296	[1]	Titan International, Inc.	$ 10,718
1,800		Toppan Holdings, Inc.	46,698
389	[1]	TriNet Group, Inc.	40,444
604		Union Pacific Corp.	140,623
984		Universal Truckload Services, Inc.	43,050
1,586		Verisk Analytics, Inc.	400,909
2,657		Vinci S.A.	332,892
1,120		Wabtec Corp.	189,538
1,037		Wartsila OYJ, Class B	21,915
13,466		Weg S.A.	96,297
2,000		Weichai Power Co. Ltd.	4,389
42,000		Weichai Power Co. Ltd., Class H	75,518
		TOTAL	20,068,950
		Information Technology—15.2%
4,000		Accton Technology Corp.	62,741
9,000		Acer Sertek, Inc.	14,732
1,710	[1]	ACM Research, Inc.	36,936
96	[1]	Adobe, Inc.	42,697
3,580	[1]	Advanced Micro Devices, Inc.	597,502
435	[1]	Agilysys, Inc.	41,529
771	[1]	Alarm.com Holdings, Inc.	50,431
952	[1]	Alpha & Omega Semiconductor Ltd.	27,903
1,730		Amkor Technology, Inc.	56,381
252	[1]	AppFolio, Inc.	57,537
36,099		Apple, Inc.	6,940,033
4,721		Applied Materials, Inc.	1,015,393
69	[1]	Arabian Internet & Communications Services Co	4,842
17,000		ASE Industrial Holding Co. Ltd.	82,123
1,025		ASML Holding N.V.	982,648
7,000		Asustek Computer, Inc.	111,091
2,706	[1]	Atlassian Corp. PLC	424,463
4	[1]	Aurora Innovation, Inc.	10
7,400		Azbil Corp.	204,514
292		Badger Meter, Inc.	56,344
402		Bechtle AG	19,476
36		Bel Fuse, Inc.	2,455
164		Belden, Inc.	15,693
930	[1]	Blackline, Inc.	44,380
812		Broadcom, Inc.	1,078,783
6,400		Brother Industries Ltd.	123,143
23,000		BYD Electronic International Co. Ltd.	99,914
238		Capgemini SE	48,226
441		CDW Corp.	98,616
1,995	[1]	CGI, Inc., Class A	197,004
19,800		Cisco Systems, Inc.	920,700
1,054	[1]	Clear Secure, Inc.	17,802
10,000		Compal Electronics, Inc.	11,460
6,500		Delta Electronics (Thailand) PLC	13,099
12,000		Delta Electronics, Inc.	120,125
759	[1]	Diodes, Inc.	56,265
10,106	[1]	DocuSign, Inc.	553,202
372		Elm Co.	79,088
307	[1]	Fabrinet	73,536
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
25,600		Foxconn Industrial Internet Co., Ltd.	$ 80,849
3,305	[1]	Freshworks, Inc.	42,568
16,900		Fujitsu Ltd.	243,809
1,000		Global Unichip Corp.	45,087
3,000		Globalwafers Co. Ltd.	48,866
66		Hanmi Semiconductor Co. Ltd.	7,720
4,766	[1]	HashiCorp, Inc.	160,042
6,423		HCL Technologies Ltd.	102,296
12,000		Hon Hai Precision Industry Co. Ltd.	63,795
54	[1]	Ichor Holdings Ltd.	2,051
7,388		Infineon Technologies AG	294,968
10,491		Infosys Ltd.	176,676
231	[1]	Insight Enterprises, Inc.	45,160
20,000		Inventec Co. Ltd.	33,130
3,802		Jabil, Inc.	452,058
839		KLA Corp.	637,246
920		Lam Research Corp.	857,845
36,000		Lenovo Group Ltd.	51,821
23,000		Lite-On Technology Corp.	76,824
980	[1]	LiveRamp Holdings, Inc.	30,664
732		Logitech International S.A.	73,418
848	[1]	Marathon Patent Group, Inc.	16,553
3	[1]	Matterport, Inc.	13
6,000		MediaTek, Inc.	227,986
16,919		Microsoft Corp.	7,023,584
11	[1]	MicroStrategy, Inc., Class A	16,769
10,000		Nan Ya Printed Circuit Board Corp.	60,258
11,683		Nokia Oyj	45,603
3,100		Nomura Research Institute Ltd.	83,141
5,000		Novatek Microelectronics Corp. Ltd.	91,343
1	[1]	Nutanix, Inc.	55
5,940		NVIDIA Corp.	6,512,200
6,222	[1]	Okta, Inc.	551,767
5	[1]	Olo, Inc.	23
2	[1]	PDF Solutions, Inc.	70
2	[1]	Perficient, Inc.	148
1,165		Persistent Systems Ltd.	47,475
7,162	[1]	Procore Technologies, Inc.	480,785
624		Progress Software Corp.	31,606
5,926		Qualcomm, Inc.	1,209,200
373	[1]	Qualys, Inc.	52,451
16,000		Quanta Computer, Inc.	134,935
891	[1]	Rapid7, Inc.	32,201
24,300		Ricoh Co. Ltd.	217,535
1,315		Roper Technologies, Inc.	700,579
5,073		Sage Group PLC/The	66,275
446	[1]	Salesforce, Inc.	104,560
12,186		Samsung Electronics Co. Ltd.	652,781
37		Samsung SDI Co. Ltd.	10,097
445		Samsung SDS Co. Ltd.	49,561
668	[1]	Sanmina Corp.	45,785
1,377		SAP SE	248,111
12,800		Seiko Epson Corp.	204,997
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
724	[1]	ServiceNow, Inc.	$ 475,617
758	[1]	Shenzhen Transsion Holdings Co. Ltd.	13,714
2,508	[1]	Shopify, Inc.	148,425
1,575		SK Hynix, Inc.	215,808
1,934	[1]	SMART Global Holdings, Inc.	39,802
8,100	[1]	Smartsheet, Inc.	299,700
3,498	[1]	Sprinklr, Inc.	39,213
365	[1]	SPS Commerce, Inc.	68,653
3,036		STMicroelectronics N.V.	126,639
221	[1]	Super Micro Computer, Inc.	173,377
420		Suzhou TFC Optical Communication Co. Ltd.	5,121
35,000		Synnex Technology International Corp.	91,218
1,364	[1]	Synopsys, Inc.	764,931
53,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,340,773
3,716		Tata Consultancy Services Ltd.	165,258
2		TD SYNNEX Corp.	262
600		Tokyo Electron Ltd.	129,401
8,270	[1]	Twilio, Inc.	474,698
23,859	[1]	UiPath, Inc.	292,511
1,372	[1]	Veeco Instruments, Inc.	55,772
2,282		Vishay Intertechnology, Inc.	53,924
28,000		Wistron Corp.	96,983
28,000		WPG Holdings Co., Ltd.	74,404
860	[1]	Xero Ltd.	78,090
77,000	[1]	Xiaomi Corp.	171,706
1,500		Zhongji Innolight Co., Ltd.	32,504
9,529	[1]	Zoom Video Communications, Inc.	584,509
		TOTAL	42,841,170
		Materials—2.6%
129		Air Liquide S.A.	25,373
860		Akzo Nobel NV	59,985
129		Alpha Metallurgical Resources, Inc.	40,688
44,236	[2]	Alrosa AO	0
2	[1]	Arcadium Lithium PLC	9
9,141		ArcelorMittal S.A.	242,930
31,500		Asahi Kasei Corp.	206,413
1,343		Asian Paints (India) Ltd.	46,315
30,700		Baoshan Iron & Steel Co. Ltd.	29,261
4,272		Berger Paints India Ltd.	23,157
7,960	[1]	Berry Global Group, Inc.	476,645
11,163		BHP Group Ltd.	330,902
3,401	[2]	Cherepovets MK Severstal	0
115,377		China Hongqiao Group Ltd.	190,827
308	[1]	Clearwater Paper Corp.	16,367
25,219	[1]	Cleveland-Cliffs, Inc.	435,784
3,000		CMOC Group Ltd.	2,785
14,700		CMOC Group Ltd.	17,020
2,812		Companhia Vale Do Rio Doce	33,845
1,246	[1]	Constellium SE	27,001
11,736		Corteva, Inc.	656,512
4,125		CRH PLC	325,161
11,106		Dow, Inc.	640,039
2		DuPont de Nemours, Inc.	164
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	$ 0
1,296		Fortescue Metals Group Ltd.	21,278
8		Givaudan S.A.	37,609
41,246		Glencore PLC	254,291
686		Greif, Inc.	44,762
2,121		Heidelberg Materials AG	220,604
3,422		Holcim Ltd.	299,323
1,191		Hyundai Steel Co.	25,692
59		Innospec, Inc.	7,717
6,776	[1]	James Hardie Industries PLC, GDR	213,450
33,768		Kinross Gold Corp.	274,267
24		L.G. Chemical Ltd.	6,152
2,039		Luberef	70,794
691		Minerals Technologies, Inc.	59,944
8,900		Mitsubishi Chemical Holdings Corp.	47,105
36,200	[2]	Norilsk Nickel	0
2,934		Norsk Hydro ASA	19,857
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
3,411		Nucor Corp.	575,947
4,119		Nutrien Ltd.	241,377
1		Olin Corp.	54
443		Olympic Steel, Inc.	23,098
3,127		Pactiv Evergreen, Inc.	38,650
1,493		PI Industries Ltd.	64,076
4		Polymetal International PLC	0
274	[2]	Polyus PJSC	0
262		POSCO Holdings, Inc.	70,458
4,211	[1]	PQ Group Holdings, Inc.	39,162
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,628
575	[1,2,3]	Resolute Forest Products, Rights	817
66,277	[1,2]	Rusal	0
1,098		Ryerson Holding Corp.	26,078
1,900		Shin-Etsu Chemical Co. Ltd.	70,752
572		Smurfit Kappa Group PLC	27,950
1,282		Stora Enso Oyj, Class R	18,922
4,396		SunCoke Energy, Inc.	46,378
669		Suzano Papel e Celulose S.A.	6,205
162	[1]	Syensqo S.A.	16,194
459		Umicore S.A.	9,104
1,174		UPM - Kymmene Oyj	45,026
255		Va Stahl Ag	7,489
1		Vedanta Ltd.	5
1		West Fraser Timber Co. Ltd.	80
3,871		WestRock Co.	207,640
1,387	[1]	Worthington Steel, Inc.	45,757
364		Yara International ASA	11,277
24,300		Zhejiang Juhua Co., Ltd.	79,895
50,000		Zijin Mining Group Co. Ltd.	105,318
		TOTAL	7,210,365
		Real Estate—2.5%
10,452		American Homes 4 Rent	376,690
2	[1]	Anywhere Real Estate, Inc.	8
2,026		Avalonbay Communities, Inc.	390,370
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
2		Broadstone Net Lease, Inc.	$ 31
4,631		Chatham Lodging Trust	39,178
130,000		China Overseas Property Holdings Ltd.	88,520
50,000		China Resources Mixc Lifestyle Services Ltd.	174,068
5	[1]	Compass, Inc.	19
5,320		Cousins Properties, Inc.	123,052
3,757		Crown Castle, Inc.	385,092
3,008		Cubesmart	127,268
100		Daito Trust Construction Co. Ltd.	10,595
902		Digital Realty Trust, Inc.	131,097
3,172		DigitalBridge Group, Inc.	43,266
4		Diversified Healthcare Trust	10
2		DLF Ltd.	20
1,309		EastGroup Properties, Inc.	216,221
1,340		Equinix, Inc.	1,022,393
483		Essex Property Trust, Inc.	125,479
52,003		Fibra Uno Administracion S.A.	73,561
34		FirstService Corp.	4,992
33		Gecina S.A.	3,557
904		Global Medical REIT, Inc.	8,398
8,219		Goodman Group	185,296
509		Innovative Industrial Properties, Inc.	54,860
3,659		Invitation Homes, Inc.	127,297
2,001		Klepierre S.A.	57,859
2,742		Land Securities Group PLC	23,037
909		Macerich Co. (The)	13,744
5,801	[1]	Macrotech Developers Ltd.	97,587
13,400		Mitsubishi Estate Co. Ltd.	225,611
11,707	[1]	Opendoor Technologies, Inc.	25,521
8,706		ProLogis, Inc.	961,926
1,183		Public Storage	323,941
619		Ryman Hospitality Properties, Inc.	65,038
4,779		Simon Property Group, Inc.	723,110
2,775		SITE Centers Corp.	40,015
4,928		Sunstone Hotel Investors, Inc.	50,660
1,896		Tanger, Inc.	52,614
2,673		UMH Properties, Inc.	40,416
4		Uniti Group, Inc.	13
1,448		Urban Edge Properties	25,673
1,395		Vonovia SE	43,654
384		Warehouses De Pauw SCA	11,241
3,663		Welltower, Inc.	379,743
3,231		Whitestone Project	42,132
		TOTAL	6,914,873
		Utilities—1.8%
32,024		AES Corp.	691,398
448		Allete, Inc.	28,291
4,503		AltaGas Ltd.	101,594
944		Black Hills Corp.	53,289
944		Centrica PLC	1,715
359		CEZ A.S.	14,976
800		China Resources Logic Ltd.	2,786
50,000		China Resources Power Holdings Co. Ltd.	141,820
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
1,999		Clearway Energy, Inc.	$ 51,334
29,000		CLP Holdings Ltd.	230,128
1		Duke Energy Corp.	104
9,821		E.ON SE	130,953
673		EDP Renovaveis S.A.	10,792
65		Elia System Operator S.A./NV	6,630
12,497		Enel SpA	90,650
6,873		Energias de Portugal S.A.	28,008
5,681		Engie	96,370
4,795		Engie Brasil Energia S.A.	39,577
10,916		Evergy, Inc.	596,668
12,238		Exelon Corp.	459,537
10		Fortis, Inc. / Canada	400
983		Fortum Oyj	15,021
29,492		Iberdrola S.A.	388,992
64		Korea Electric Power Corp.	904
90,000		Kunlun Energy Co. Ltd.	93,662
2,842		Meridian Energy Ltd.	11,794
1,528		Mighty River Power Ltd.	6,270
3,212	[1]	National Grid PLC, Rights	8,024
11,015		National Grid-SP PLC	125,594
65		New Jersey Resources Corp.	2,825
2,723		NRG Energy, Inc.	220,563
149		Oesterreichische Elektrizitaetswirtschafts AG	12,295
4,619		OGE Energy Corp.	167,670
1,181,504	[2]	OJSC Inter Rao Ues	0
852		ONE Gas, Inc.	52,509
9,400		Origin Energy Ltd.	63,981
611		Otter Tail Corp.	55,277
1,063		Pinnacle West Capital Corp.	83,828
31,838		Power Grid Corp. of India Ltd.	118,332
468	[1]	Public Power Corp.	5,714
9,065		Public Service Enterprises Group, Inc.	686,764
2,258		SSE PLC	50,736
3,500		Tokyo Gas Co. Ltd.	78,347
869		Unitil Corp.	46,483
17,400		Zhejiang Zheneng Electric Power Co. Ltd.	16,094
		TOTAL	5,088,699
		TOTAL COMMON STOCKS (IDENTIFIED COST $148,470,538)	188,217,552
		FOREIGN GOVERNMENTS/AGENCIES—7.5%
		Sovereign—7.5%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	223,128
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	242,724
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	189,960
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	560,706
BRL 1,250,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	242,326
EUR 350,000		Buoni Poliennali del Tes, Sr. Unsecd. Note, 5.000%, 8/1/2039	412,462
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	298,127
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	386,881
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	136,665
460,000		Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	330,200
EUR 306,000		France, Government of, 0.500%, 5/25/2025	322,596
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 100,000		France, Government of, 5.750%, 10/25/2032	$ 129,577
150,000		France, Government of, Bond, 4.500%, 4/25/2041	185,918
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	723,890
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	306,698
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	393,049
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	138,144
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	265,464
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	317,143
840,000		Germany, Government of, 0.250%, 2/15/2027	850,293
250,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	320,667
300,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	406,405
500,000		Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	531,470
300,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	316,334
480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	450,302
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	684,322
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	863,692
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	191,940
JPY 80,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	298,233
72,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	493,765
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	474,913
215,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,382,718
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	374,650
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	555,989
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	443,405
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	596,484
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,482
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	816,506
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	390,504
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	62,745
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	95,302
250,000		Spain, Government of, 4.200%, 1/31/2037	289,518
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	621,603
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	650,273
430,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	464,873
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	93,507
GBP 400,000		United Kingdom, Government of, 2.750%, 9/7/2024	506,782
630,000		United Kingdom, Government of, 3.250%, 1/22/2044	653,782
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	339,025
330,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	377,913
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	419,968
220,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	281,723
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,703,967)	21,136,746
		CORPORATE BONDS—6.1%
		Capital Goods - Aerospace & Defense—0.3%
$ 145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	142,610
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	246,145
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	211,067
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	87,753
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.318% (CME Term SOFR 3 Month +1.996%), 2/15/2042	78,398
		TOTAL	765,973
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	114,672
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 85,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	$ 91,240
	TOTAL	205,912
	Capital Goods - Construction Machinery—0.2%
315,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	253,628
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	199,912
195,000	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	190,742
	TOTAL	644,282
	Capital Goods - Diversified Manufacturing—0.0%
75,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	67,108
50,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	50,185
	TOTAL	117,293
	Communications - Cable & Satellite—0.1%
30,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,758
110,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	110,264
	TOTAL	139,022
	Communications - Media & Entertainment—0.0%
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,744
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	67,709
	TOTAL	87,453
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	98,806
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	324,851
80,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	64,922
300,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	204,177
	TOTAL	692,756
	Communications - Telecom Wirelines—0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	244,607
	Consumer Cyclical - Automotive—0.3%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	199,245
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	197,590
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	67,264
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	196,906
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	144,980
	TOTAL	805,985
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	539,722
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	214,300
	TOTAL	754,022
	Consumer Non-Cyclical - Health Care—0.3%
35,689	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	35,253
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	113,956
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	247,326
400,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	362,880
	TOTAL	759,415
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	87,517
	Consumer Non-Cyclical - Tobacco—0.5%
145,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	146,603
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	540,557
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	459,497
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	186,351
	TOTAL	1,333,008
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.0%
$ 85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 94,532
		Energy - Integrated—0.0%
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	37,233
		Energy - Midstream—0.4%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	111,657
325,000		Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	320,541
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	77,529
100,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	97,847
190,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	195,878
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	62,851
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	252,276
		TOTAL	1,118,579
		Financial Institution - Banking—1.1%
500,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	420,393
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	92,916
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	296,798
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	97,134
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	266,677
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	240,990
95,000	[3]	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645% (SOFR +2.325%), 4/25/2035	97,525
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	246,139
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	247,514
100,000	[3]	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	100,723
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	55,757
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	201,374
11,587	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,867
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	225,846
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	252,124
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	240,066
		TOTAL	3,086,843
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	136,178
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	69,496
		TOTAL	205,674
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	222,460
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	156,925
10,000	[3]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	13,324
		TOTAL	170,249
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	57,152
		Financial Institution - REIT - Apartment—0.1%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	61,396
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	132,444
		TOTAL	193,840
		Financial Institution - REIT - Healthcare—0.1%
500,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	417,863
		Financial Institution - REIT - Other—0.0%
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	49,030
		Food Products—0.0%
INR 73,689		Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	883
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Foreign-Local-Government—0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	$ 51,593
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	95,342
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	196,169
	Technology—0.6%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	33,201
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	232,602
75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	75,883
229,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	231,144
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	224,865
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	275,713
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	527,690
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	126,303
	TOTAL	1,727,401
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	139,482
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	61,521
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	180,728
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	158,009
	TOTAL	400,258
	Utility - Electric—0.6%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	97,363
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	169,226
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	265,607
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	153,950
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	290,233
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	156,807
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	136,217
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	151,024
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	136,186
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	101,936
	TOTAL	1,658,549
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	493,096
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	105,650
	TOTAL CORPORATE BONDS (IDENTIFIED COST $18,397,242)	17,159,123
	ASSET-BACKED SECURITIES—1.4%
	Auto Receivables—0.7%
300,000	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	299,954
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	202,961
200,000	General Motors 2024-2A, Class B, 5.350%, 3/17/2031	200,722
150,000	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	149,667
100,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	99,423
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,792
107,464	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	107,847
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	297,488
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	173,267
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	200,810
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	$ 273,164
	TOTAL	2,106,095
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	447,970
	Equipment Lease—0.3%
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	172,725
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	540,876
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	197,404
	TOTAL	911,005
	Other—0.1%
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	199,576
	Student Loans—0.1%
59,850	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	52,837
207,524	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	181,416
	TOTAL	234,253
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,008,955)	3,898,899
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
	Commercial Mortgage—0.2%
125,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	127,724
255,000	Bank, Class A4, 3.488%, 11/15/2050	236,363
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	277,068
	TOTAL	641,155
	Federal Home Loan Mortgage Corporation—0.2%
250,000	Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	250,271
200,000	Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	200,046
	TOTAL	450,317
	Non-Agency Mortgage—0.1%
326,831	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	278,854
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,441,050)	1,370,326
	U.S. TREASURIES—0.4%
	U.S. Treasury Bond—0.2%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	199,391
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,296
25,000	United States Treasury Bond, 3.250%, 5/15/2042	20,555
300,000	United States Treasury Bond, 4.250%, 2/15/2054	281,203
	TOTAL	503,445
	U.S. Treasury Note—0.2%
400,000	United States Treasury Note, 2.875%, 6/15/2025	390,762
175,000	United States Treasury Note, 4.625%, 4/30/2029	175,836
	TOTAL	566,598
	TOTAL U.S. TREASURIES (IDENTIFIED COST $1,160,645)	1,070,043
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
	Commercial Mortgage—0.1%
150,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	154,788
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	195,472
	TOTAL	350,260
	Federal Home Loan Mortgage Corporation—0.2%
9,933	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	9,854
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	$ 473,422
		TOTAL	483,276
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $885,608)	833,536
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
357		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	367
342		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	355
610		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	621
522		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	534
821		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	845
292		FHLMC Pool C25621, 6.500%, 5/1/2029	297
		TOTAL	3,019
		Federal National Mortgage Association—0.0%
353		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	359
1,615		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,618
1,189		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,215
12		Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	12
458		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	468
1,995		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,034
813		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	829
386		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	391
1,654		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,641
68		FNMA Pool 323159, 7.500%, 4/1/2028	70
		TOTAL	8,637
		Government National Mortgage Association—0.0%
1,808		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,849
1,137		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,172
2,968		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,040
4,197		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,306
346		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	350
108		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	109
48		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	49
854		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	866
760		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	771
208		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	209
247		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	248
		TOTAL	12,969
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,353)	24,625
		PURCHASED CALL OPTIONS—0.0%
1,270,000		JPM EUR CALL/USD PUT (CALL-Option), Notional Amount $257,340,100, Exercise Price $1.0955, Expiration Date 6/11/2024	893
157,500		UBS USD CALL/CHF PUT (CALL-Option), Notional Amount $5,021,100, Exercise Price $0.8905, Expiration Date 9/18/2024	2,114
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $3,801)	3,007
		PURCHASED PUT OPTION—0.0%
100,000		UBS CHF PUT / JPY CALL (PUT-Option), Notional Amount $3,188,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $1,266)	6
		INVESTMENT COMPANIES—16.6%
130,219		Bank Loan Core Fund	1,140,722
2,758,654		Emerging Markets Core Fund	23,255,454
3,708,673		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[4]	3,708,673
309,345	[5]	High Yield Bond Core Fund	1,701,398
1,582,790		Mortgage Core Fund	12,820,597
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
474,682	Project and Trade Finance Core Fund	$ 4,200,937
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $45,346,413)	46,827,781
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $244,443,838)[6]	280,541,644
	OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	836,676
	TOTAL NET ASSETS—100%	$281,378,320
At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	1	$140,340	June 2024	$(2,465)
EURO-BUND Long Futures	40	$5,641,389	September 2024	$3,843
EURO-SCHATZ Long Futures	2	$227,784	June 2024	$(1,750)
United States Treasury Bond Long Futures	1	$116,063	September 2024	$(979)
United States Treasury Notes 2-Year Long Futures	29	$5,907,391	September 2024	$1,257
United States Treasury Notes 5-Year Long Futures	72	$7,617,375	September 2024	$(19,834)
United States Treasury Notes 10-Year Long Futures	43	$4,678,266	September 2024	$(5,473)
United States Treasury Notes 10-Year Ultra Long Futures	5	$560,156	September 2024	$(208)
United States Treasury Ultra Bond Long Futures	8	$979,500	September 2024	$(18,075)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(43,684)
At May 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/12/2024	Bank Of America, N.A.	37,498	AUD	$25,000	$(45)
6/12/2024	BNP Paribas SA	90,306	CHF	$100,000	$168
6/12/2024	The Bank Of New York Mellon	22,916	EUR	$25,000	$(127)
6/12/2024	Morgan Stanley Capital	518,775	NOK	$47,600	$1,834
6/12/2024	Bank Of America, N.A.	40,316	NZD	$25,000	$(218)
7/5/2024	State Street Bank & Trust Co.	65,936	AUD	$43,626	$284
7/5/2024	The Bank Of New York Mellon	100,749	AUD	$65,501	$1,593
7/5/2024	JPMorgan Chase Bank, N.A.	65,167	AUD	$43,636	$(238)
7/5/2024	JPMorgan Chase Bank, N.A.	71,853	AUD	$46,969	$882
7/5/2024	Morgan Stanley Capital	135,857	CAD	$99,953	$(210)
7/5/2024	Morgan Stanley Capital	136,716	CAD	$99,985	$387
7/5/2024	Morgan Stanley Capital	145,634	CAD	$107,499	$(579)
7/5/2024	BNP Paribas SA	204,669	CAD	$149,973	$289
7/5/2024	Bank Of America, N.A.	62,032	CHF	$68,609	$379
7/5/2024	State Street Bank & Trust Co.	41,155	CHF	$45,663	$107
7/5/2024	JPMorgan Chase Bank, N.A.	44,188	CHF	$49,274	$(131)
7/5/2024	Morgan Stanley Capital	41,001	CHF	$45,638	$(40)
7/5/2024	The Bank Of New York Mellon	261,210	EUR	$282,113	$1,701
7/5/2024	Morgan Stanley Capital	280,746	EUR	$303,644	$1,396
7/5/2024	The Bank Of New York Mellon	394,377	EUR	$423,414	$5,089
7/5/2024	The Bank Of New York Mellon	258,785	EUR	$282,004	$(826)
7/5/2024	Bank Of America, N.A.	115,924	GBP	$144,419	$3,320
7/5/2024	Citibank N.A.	75,929	GBP	$96,255	$513
7/5/2024	Morgan Stanley Capital	82,291	GBP	$103,481	$1,395
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/5/2024	Bank Of America, N.A.	76,918	GBP	$96,267	$1,761
7/5/2024	Morgan Stanley Capital	19,959,005	JPY	$133,564	$(6,051)
7/5/2024	State Street Bank & Trust Co.	28,450,205	JPY	$185,874	$(4,112)
7/5/2024	Morgan Stanley Capital	18,991,319	JPY	$123,447	$(2,116)
7/5/2024	Bank Of America, N.A.	2,130,043	MXN	$123,940	$991
7/5/2024	BNP Paribas SA	1,411,792	MXN	$82,971	$(167)
7/5/2024	JPMorgan Chase Bank, N.A.	1,394,984	MXN	$82,894	$(1,076)
7/5/2024	Bank Of America, N.A.	1,488,940	MXN	$88,487	$(1,158)
7/19/2024	The Bank Of New York Mellon	407,743	CHF	$450,000	$4,187
7/19/2024	Morgan Stanley Capital	837,532	CHF	$930,000	$2,930
7/19/2024	JPMorgan Chase Bank, N.A.	450,000	CHF	75,493,602 JPY	$(7,994)
7/19/2024	Citibank N.A.	450,000	CHF	75,854,025 JPY	$(5,357)
7/19/2024	BNP Paribas SA	1,600,000	CNY	$225,943	$(4,041)
7/19/2024	Morgan Stanley Capital	900,000	EUR	$982,507	$(3,993)
7/19/2024	Morgan Stanley Capital	800,000	EUR	$875,589	$(5,799)
7/19/2024	Morgan Stanley Capital	470,000	EUR	$502,646	$8,355
7/19/2024	Citibank N.A.	280,000	EUR	$303,416	$1,011
7/19/2024	Morgan Stanley Capital	564,000	EUR	$611,623	$1,579
7/19/2024	JPMorgan Chase Bank, N.A.	800,000	EUR	1,440,002 NZD	$510
7/19/2024	Morgan Stanley Capital	450,000	EUR	5,237,358 NOK	$1,749
7/19/2024	Bank Of America, N.A.	450,000	GBP	$560,673	$12,868
7/19/2024	Morgan Stanley Capital	700,000	GBP	$870,899	$21,276
7/19/2024	Morgan Stanley Capital	403,359,703	JPY	$2,760,000	$(177,621)
7/19/2024	Morgan Stanley Capital	37,140,053	JPY	$250,000	$(12,223)
7/19/2024	State Street Bank & Trust Co.	148,501,420	JPY	$1,000,000	$(49,268)
7/19/2024	Morgan Stanley Capital	150,914,529	JPY	900,000 CHF	$(46,192)
7/19/2024	Morgan Stanley Capital	7,102,280	NOK	$650,000	$27,399
7/19/2024	Goldman Sachs Bank	5,244,281	NOK	450,000 EUR	$11,231
7/19/2024	Citibank N.A.	1,436,539	NZD	800,000 EUR	$8,904
7/19/2024	Morgan Stanley Capital	1,400,000	NZD	$853,643	$6,935
7/19/2024	JPMorgan Chase Bank, N.A.	2,033,984	PLN	$512,500	$3,541
9/20/2024	UBS	48,100	CHF	$53,550	$413
Contracts Sold:
6/3/2024	Income Repatriation Boston	1,515	BRL	$289	$0
6/12/2024	BNP Paribas SA	37,498	AUD	$24,955	$45
6/12/2024	Bank Of America, N.A.	44,891	CHF	$49,794	$206
6/12/2024	Bank Of America, N.A.	43,340	CHF	$48,073	$1,927
6/12/2024	Bank Of America, N.A.	22,746	EUR	$24,689	$311
6/12/2024	JPMorgan Chase Bank, N.A.	508,156	NOK	$48,422	$(822)
6/12/2024	Barclays Bank PLC	41,032	NZD	$25,223	$(222)
7/5/2024	Citibank N.A.	100,749	AUD	$67,094	$(503)
7/5/2024	Bank Of America, N.A.	32,584	AUD	$21,699	$25
7/5/2024	The Bank Of New York Mellon	32,584	AUD	$21,699	$47
7/5/2024	JPMorgan Chase Bank, N.A.	71,853	AUD	$47,850	$(563)
7/5/2024	Morgan Stanley Capital	204,669	CAD	$150,262	$(952)
7/5/2024	Citibank N.A.	145,634	CAD	$106,920	$161
7/5/2024	Bank Of America, N.A.	67,928	CAD	$49,871	$(32)
7/5/2024	Morgan Stanley Capital	67,928	CAD	$49,871	$2
7/5/2024	Morgan Stanley Capital	20,500	CHF	$22,799	$(168)
7/5/2024	State Street Bank & Trust Co.	44,188	CHF	$49,143	$149
7/5/2024	Morgan Stanley Capital	62,032	CHF	$68,988	$(281)
7/5/2024	Morgan Stanley Capital	20,500	CHF	$22,799	$(39)
7/5/2024	Morgan Stanley Capital	394,377	EUR	$428,503	$(3,090)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/5/2024	Morgan Stanley Capital	280,746	EUR	$305,040	$(338)
7/5/2024	Citibank N.A.	129,392	EUR	$140,589	$157
7/5/2024	State Street Bank & Trust Co.	129,392	EUR	$140,589	$156
7/5/2024	Bank Of America, N.A.	82,291	GBP	$104,875	$(1,124)
7/5/2024	Morgan Stanley Capital	37,965	GBP	$48,384	$(367)
7/5/2024	State Street Bank & Trust Co.	115,924	GBP	$147,739	$(2,571)
7/5/2024	BNP Paribas SA	37,965	GBP	$48,384	$(164)
7/5/2024	Morgan Stanley Capital	9,495,660	JPY	$60,665	$871
7/5/2024	State Street Bank & Trust Co.	28,450,205	JPY	$181,761	$3,826
7/5/2024	Morgan Stanley Capital	19,959,005	JPY	$127,513	$5,918
7/5/2024	Morgan Stanley Capital	2,130,043	MXN	$124,931	$(153)
7/5/2024	Morgan Stanley Capital	1,488,940	MXN	$87,329	$1,588
7/5/2024	The Bank Of New York Mellon	697,492	MXN	$40,909	$748
7/5/2024	Morgan Stanley Capital	697,492	MXN	$40,909	$505
7/19/2024	BNP Paribas SA	838,116	CHF	$933,581	$(3,581)
7/19/2024	Morgan Stanley Capital	1,012,374	CHF	900,000 JPY	$9,860
7/19/2024	Morgan Stanley Capital	404,600	CHF	$450,685	$(685)
7/19/2024	Goldman Sachs Bank	488,957	EUR	450,000 NOK	$(300)
7/19/2024	Citibank N.A.	874,134	EUR	800,000 NZD	$4,344
7/19/2024	Bank Of America, N.A.	400,000	EUR	$434,895	$1,161
7/19/2024	The Bank Of New York Mellon	560,000	EUR	$608,853	$(1,093)
7/19/2024	BNP Paribas SA	2,400,000	EUR	$2,609,370	$16,389
7/19/2024	JPMorgan Chase Bank, N.A.	470,000	EUR	$511,002	$1,753
7/19/2024	Morgan Stanley Capital	495,000	EUR	$538,182	$(10,164)
7/19/2024	BNP Paribas SA	850,000	EUR	$924,152	$6,111
7/19/2024	JPMorgan Chase Bank, N.A.	700,000	GBP	$892,175	$(26,171)
7/19/2024	State Street Bank & Trust Co.	450,000	GBP	$573,541	$416
7/19/2024	Citibank N.A.	506,614	JPY	75,854,025 CHF	$20,983
7/19/2024	JPMorgan Chase Bank, N.A.	509,251	JPY	75,493,602 CHF	$25,928
7/19/2024	State Street Bank & Trust Co.	70,080,638	JPY	$448,669	$1,332
7/19/2024	Bank Of America, N.A.	68,441,963	JPY	$438,177	$11,823
7/19/2024	BNP Paribas SA	15,331,165	MXN	$897,242	$2,758
7/19/2024	Bank Of America, N.A.	1,475,451	NOK	$140,725	$(5,309)
7/19/2024	Morgan Stanley Capital	487,507	NOK	5,237,358 EUR	$(12,020)
7/19/2024	Morgan Stanley Capital	5,582,047	NOK	$532,403	$(17,820)
7/19/2024	JPMorgan Chase Bank, N.A.	869,280	NZD	1,440,002 EUR	$(15,887)
7/19/2024	Citibank N.A.	1,400,000	NZD	$860,578	$(7,290)
7/19/2024	Barclays Bank PLC	2,046,634	PLN	$519,250	$(6,750)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(193,564)
At May 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
JP Morgan	EUR PUT/USD CALL	(1,270,000)	$1,270,000	June 2024	$1.08	$(8,528)
UBS	USD PUT/CHF CALL	(157,500)	$157,500	September 2024	$0.85	$(278)
(Premium Received $3,399)						$(8,806)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2024	Shares Held as of 5/31/2024	Dividend Income
Bank Loan Core Fund	$20,785	$1,119,821	$—	$116	$—	$1,140,722	130,219	$9,822
Emerging Markets Core Fund	$26,209,549	$1,033,630	$(5,300,000)	$1,759,304	$(447,029)	$23,255,454	2,758,654	$1,033,601
Federated Hermes Government Obligations Fund, Premier Shares	$—	$15,091,540	$(11,382,867)	$—	$—	$3,708,673	3,708,673	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$10,583,106	$35,875,523	$(46,455,378)	$(4,212)	$961	$—	—	$239,863
High Yield Bond Core Fund	$1,952,456	$59,978	$(342,200)	$51,351	$(20,187)	$1,701,398	309,345	$60,045
Mortgage Core Fund	$18,024,966	$352,798	$(5,589,200)	$810,652	$(778,619)	$12,820,597	1,582,790	$352,798
Project and Trade Finance Core Fund	$4,026,368	$146,680	$—	$27,889	$—	$4,200,937	474,682	$146,680
TOTAL OF AFFILIATED TRANSACTIONS	$60,817,230	$53,679,970	$(69,069,645)	$2,645,100	$(1,244,874)	$46,827,781	8,964,363	$1,842,809

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$128,540,894	$708,236	$1,421	$129,250,551
International	6,834,971	52,132,030	—	58,967,001
Debt Securities:
Foreign Governments/Agencies	—	21,136,746	—	21,136,746
Corporate Bonds	—	17,154,256	4,867	17,159,123
Asset-Backed Securities	—	3,898,899	—	3,898,899
Collateralized Mortgage Obligations	—	1,370,326	—	1,370,326
U.S. Treasuries	—	1,070,043	—	1,070,043
Commercial Mortgage-Backed Securities	—	833,536	—	833,536
Mortgage-Backed Securities	—	24,625	—	24,625
Purchased Call Options	893	2,114	—	3,007
Purchased Put Option	—	6	—	6
Investment Companies[1]	42,626,844	—	—	46,827,781
TOTAL SECURITIES	$178,003,602	$98,330,817	$6,288	$280,541,644
Other Financial Instruments:
Assets
Futures Contracts	$5,100	$—	$—	$5,100
Foreign Exchange Contracts	—	254,477	—	254,477
Liabilities
Futures Contracts	(48,784)	—	—	(48,784)
Foreign Exchange Contracts	—	(448,041)	—	(448,041)
Written Options Contracts	—	(8,806)	—	(8,806)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(43,684)	$(202,370)	$—	$(246,054)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,200,937 is measured at fair value using the net assets value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GDR	—Global Depository Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.08	$17.75	$23.08	$21.46	$19.83	$19.08
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.38	0.31	0.28	0.25	0.31
Net realized and unrealized gain (loss)	1.49	0.25	(2.45)	1.87	1.82	1.44
Total From Investment Operations	1.68	0.63	(2.14)	2.15	2.07	1.75
Less Distributions:
Distributions from net investment income	(0.20)	(0.30)	(0.30)	(0.29)	(0.27)	(0.36)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.20)	(0.30)	(3.19)	(0.53)	(0.44)	(1.00)
Net Asset Value, End of Period	$19.56	$18.08	$17.75	$23.08	$21.46	$19.83
Total Return[2]	9.30%	3.61%	(11.01)%	10.09%	10.70%	9.89%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.14%	1.14%	1.15%
Net investment income	1.97%[4]	2.14%	1.66%	1.24%	1.28%	1.65%
Expense waiver/reimbursement[5]	0.29%[4]	0.29%	0.23%	0.14%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,976	$135,780	$143,502	$183,613	$176,368	$181,579
Portfolio turnover[6]	52%	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.43	$17.12	$22.35	$20.80	$19.22	$18.52
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.23	0.16	0.10	0.09	0.16
Net realized and unrealized gain (loss)	1.42	0.24	(2.35)	1.80	1.78	1.40
Total From Investment Operations	1.53	0.47	(2.19)	1.90	1.87	1.56
Less Distributions:
Distributions from net investment income	(0.12)	(0.16)	(0.15)	(0.11)	(0.12)	(0.22)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.12)	(0.16)	(3.04)	(0.35)	(0.29)	(0.86)
Net Asset Value, End of Period	$18.84	$17.43	$17.12	$22.35	$20.80	$19.22
Total Return[2]	8.82%	2.81%	(11.66)%	9.20%	9.87%	9.06%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.93%	1.93%	1.93%	1.92%
Net investment income	1.19%[4]	1.35%	0.87%	0.45%	0.50%	0.89%
Expense waiver/reimbursement[5]	0.27%[4]	0.27%	0.19%	0.12%	0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,457	$33,078	$38,482	$52,288	$58,092	$64,600
Portfolio turnover[6]	52%	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.92	$17.59	$22.89	$21.30	$19.67	$18.94
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.30	0.23	0.18	0.17	0.24
Net realized and unrealized gain (loss)	1.46	0.25	(2.42)	1.84	1.82	1.41
Total From Investment Operations	1.61	0.55	(2.19)	2.02	1.99	1.65
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.22)	(0.19)	(0.19)	(0.28)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.16)	(0.22)	(3.11)	(0.43)	(0.36)	(0.92)
Net Asset Value, End of Period	$19.37	$17.92	$17.59	$22.89	$21.30	$19.67
Total Return[2]	8.99%	3.20%	(11.37)%	9.55%	10.31%	9.38%
Ratios to Average Net Assets:
Net expenses[3]	1.57%[4]	1.57%	1.57%	1.57%	1.57%	1.56%
Net investment income	1.55%[4]	1.71%	1.24%	0.81%	0.85%	1.26%
Expense waiver/reimbursement[5]	0.27%[4]	0.27%	0.24%	0.13%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,908	$38,237	$36,898	$45,723	$43,197	$42,860
Portfolio turnover[6]	52%	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.22	$17.89	$23.23	$21.60	$19.95	$19.19
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.43	0.37	0.35	0.31	0.37
Net realized and unrealized gain (loss)	1.49	0.25	(2.46)	1.87	1.84	1.45
Total From Investment Operations	1.71	0.68	(2.09)	2.22	2.15	1.82
Less Distributions:
Distributions from net investment income	(0.22)	(0.35)	(0.36)	(0.35)	(0.33)	(0.42)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.22)	(0.35)	(3.25)	(0.59)	(0.50)	(1.06)
Net Asset Value, End of Period	$19.71	$18.22	$17.89	$23.23	$21.60	$19.95
Total Return[2]	9.44%	3.90%	(10.72)%	10.39%	11.06%	10.21%
Ratios to Average Net Assets:
Net expenses[3]	0.85%[4]	0.85%	0.85%	0.85%	0.85%	0.86%
Net investment income	2.26%[4]	2.42%	1.93%	1.52%	1.58%	1.95%
Expense waiver/reimbursement[5]	0.32%[4]	0.31%	0.26%	0.16%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,350	$62,136	$87,202	$130,562	$100,317	$99,564
Portfolio turnover[6]	52%	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.09	$17.76	$23.08	$21.47	$19.84	$19.09
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.43	0.37	0.35	0.31	0.38
Net realized and unrealized gain (loss)	1.48	0.25	(2.44)	1.86	1.82	1.44
Total From Investment Operations	1.70	0.68	(2.07)	2.21	2.13	1.82
Less Distributions:
Distributions from net investment income	(0.23)	(0.35)	(0.36)	(0.36)	(0.33)	(0.43)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)	(0.64)
Total Distributions	(0.23)	(0.35)	(3.25)	(0.60)	(0.50)	(1.07)
Net Asset Value, End of Period	$19.56	$18.09	$17.76	$23.08	$21.47	$19.84
Total Return[2]	9.41%	3.92%	(10.67)%	10.41%	11.04%	10.26%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.84%
Net investment income	2.28%[4]	2.45%	2.03%	1.54%	1.58%	1.97%
Expense waiver/reimbursement[5]	0.27%[4]	0.27%	0.21%	0.12%	0.15%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,688	$6,236	$6,399	$4,866	$7,056	$6,275
Portfolio turnover[6]	52%	98%	114%	101%	80%	85%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $46,827,781 of investments in affiliated holdings* (identified cost $244,443,838, including $45,346,413 of identified cost in affiliated holdings)	$280,541,644
Cash	104,534
Due from broker (Note 2)	410,617
Income receivable	940,622
Income receivable from affiliated holdings	256,678
Receivable for shares sold	87,951
Unrealized appreciation on foreign exchange contracts	254,477
Receivable for variation margin on futures contracts	40,737
Total Assets	282,637,260
Liabilities:
Payable for investments purchased	231,271
Payable for shares redeemed	178,196
Written options outstanding, at value (premium received $3,399)	8,806
Unrealized depreciation on foreign exchange contracts	448,041
Bank overdraft denominated in foreign currencies (identified cost $68,524)	26,713
Payable for investment adviser fee (Note 5)	3,289
Payable for administrative fee (Note 5)	592
Payable for custodian fees	89,656
Payable for Directors’/Trustees’ fees (Note 5)	152
Payable for auditing fees	34,059
Payable for portfolio accounting fees	60,104
Payable for transfer agent fees (Note 2)	55,511
Payable for distribution services fee (Note 5)	38,912
Payable for other service fees (Notes 2 and 5)	36,812
Accrued expenses (Note 5)	46,826
Total Liabilities	1,258,940
Net assets for 14,451,381 shares outstanding	$281,378,320
Net Assets Consist of:
Paid-in capital	$310,390,059
Total distributable earnings (loss)	(29,011,739)
Total Net Assets	$281,378,320
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($141,975,515 ÷ 7,260,077 shares outstanding), no par value, unlimited shares authorized	$19.56
Offering price per share (100/94.50 of $19.56)	$20.70
Redemption proceeds per share	$19.56
Class C Shares:
Net asset value per share ($34,457,125 ÷ 1,828,689 shares outstanding), no par value, unlimited shares authorized	$18.84
Offering price per share	$18.84
Redemption proceeds per share (99.00/100 of $18.84)	$18.65
Class R Shares:
Net asset value per share ($39,907,819 ÷ 2,059,789 shares outstanding), no par value, unlimited shares authorized	$19.37
Offering price per share	$19.37
Redemption proceeds per share	$19.37
Institutional Shares:
Net asset value per share ($58,349,751 ÷ 2,960,948 shares outstanding), no par value, unlimited shares authorized	$19.71
Offering price per share	$19.71
Redemption proceeds per share	$19.71
Class R6 Shares:
Net asset value per share ($6,688,110 ÷ 341,878 shares outstanding), no par value, unlimited shares authorized	$19.56
Offering price per share	$19.56
Redemption proceeds per share	$19.56

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2024 (unaudited)

Investment Income:
Dividends (including $1,842,809 received from affiliated holdings* and net of foreign taxes withheld of $128,871)	$3,583,485
Interest	818,464
TOTAL INCOME	4,401,949
Expenses:
Investment adviser fee (Note 5)	988,372
Administrative fee (Note 5)	122,554
Custodian fees	109,698
Transfer agent fees (Note 2)	261,743
Directors’/Trustees’ fees (Note 5)	3,806
Auditing fees	19,058
Legal fees	12,330
Portfolio accounting fees	69,105
Distribution services fee (Note 5)	229,716
Other service fees (Notes 2 and 5)	218,009
Share registration costs	38,354
Printing and postage	19,837
Miscellaneous (Note 5)	59,840
TOTAL EXPENSES	2,152,422
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(380,453)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(31,764)
TOTAL WAIVERS AND REIMBURSEMENTS	(412,217)
Net expenses	1,740,205
Net investment income	2,661,744
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including foreign taxes withheld of $(50,187) and (including net realized loss of $(1,244,874) on sales of investments in affiliated holdings*)	4,962,556
Net realized loss on foreign currency transactions	(22,274)
Net realized loss on foreign exchange contracts	(50,671)
Net realized gain on futures contracts	457,884
Net realized gain on written options	3,386
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $2,645,100 on investments in affiliated holdings*)	17,515,861
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(17,068)
Net change in unrealized depreciation of foreign exchange contracts	(57,159)
Net change in unrealized appreciation of futures contracts	(609,843)
Net change in unrealized appreciation of written options	(7,637)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	22,175,035
Change in net assets resulting from operations	$24,836,779

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2024	Year Ended 11/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,661,744	$6,121,888
Net realized gain (loss)	5,350,881	(3,875,356)
Net change in unrealized appreciation/depreciation	16,824,154	7,601,233
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,836,779	9,847,765
Distributions to Shareholders:
Class A Shares	(1,443,588)	(2,376,258)
Class B Shares[1]	—	(12,031)
Class C Shares	(232,057)	(353,867)
Class R Shares	(335,169)	(473,222)
Institutional Shares	(723,558)	(1,595,012)
Class R6 Shares	(77,847)	(124,893)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,812,219)	(4,935,283)
Share Transactions:
Proceeds from sale of shares	14,899,309	33,186,297
Net asset value of shares issued to shareholders in payment of distributions declared	2,718,145	4,774,694
Cost of shares redeemed	(33,730,584)	(82,107,876)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,113,130)	(44,146,885)
Change in net assets	5,911,430	(39,234,403)
Net Assets:
Beginning of period	275,466,890	314,701,293
End of period	$281,378,320	$275,466,890

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $412,217 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$115,804	$(14,947)
Class C Shares	30,879	—
Class R Shares	64,412	(119)
Institutional Shares	47,932	(16,698)
Class R6 Shares	2,716	—
TOTAL	$261,743	$(31,764)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$174,996
Class C Shares	43,013
TOTAL	$218,009
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,318,048 and $464,900, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $320,900 and $183,150, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of written put and call options held by the Fund throughout the period was $195 and $1,934, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $4,458 and $27,636, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(43,684)*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	254,477	Unrealized depreciation on foreign exchange contracts	448,041
Foreign exchange contracts		—	Written options outstanding, at value	8,806
Foreign exchange contracts	Purchased options, within Investment in securities, at value	3,013		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$213,806		$456,847

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(480,766)	$—	$—	$—	$(480,766)
Equity contracts	938,650	—	—	—	938,650
Foreign exchange contracts	—	(50,671)	(89,779)	3,386	(137,064)
TOTAL	$457,884	$(50,671)	$(89,779)	$3,386	$320,820

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(105,707)	$—	$—	$—	$(105,707)
Equity contracts	(504,136)	—	—	—	(504,136)
Foreign exchange contracts	—	(57,159)	(3,344)	(7,637)	(68,140)
TOTAL	$(609,843)	$(57,159)	$(3,344)	$(7,637)	$(677,983)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$254,477	$(164,198.00)	$—	$90,279
Purchased Option Contracts	3,013	(1,171)	—	1,842
TOTAL	$257,490	$(165,369)	$—	$92,121

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$448,041	$(164,198.00)	$—	$283,843
Written Option Contracts	8,806	(1,171)	—	7,635
TOTAL	$456,847	$(165,369)	$—	$291,478
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	289,369	$5,524,680	520,123	$9,200,463
Shares issued to shareholders in payment of distributions declared	71,574	1,362,922	127,906	2,234,771
Conversion of Class B Shares to Class A Shares[1]	—	—	118,745	2,155,217
Shares redeemed	(609,804)	(11,632,848)	(1,342,338)	(23,732,257)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(248,861)	$(4,745,246)	(575,564)	$(10,141,806)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	122,335	$2,155,238
Shares issued to shareholders in payment of distributions declared	—	—	707	11,841
Conversion of Class B Shares to Class A Shares[1]	—	—	(122,335)	(2,155,217)
Shares redeemed	—	—	(129,522)	(2,277,125)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(128,815)	$(2,265,263)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	138,464	$2,546,919	300,178	$5,125,817
Shares issued to shareholders in payment of distributions declared	12,643	232,022	21,068	353,811
Shares redeemed	(220,124)	(4,045,965)	(671,347)	(11,475,621)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(69,017)	$(1,267,024)	(350,101)	$(5,995,993)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	212,989	$4,025,991	433,981	$7,601,012
Shares issued to shareholders in payment of distributions declared	17,760	335,155	27,346	473,219
Shares redeemed	(304,946)	(5,779,292)	(424,757)	(7,451,968)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(74,197)	$(1,418,146)	36,570	$622,263
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,859	$2,119,557	416,817	$7,418,490
Shares issued to shareholders in payment of distributions declared	37,224	713,718	89,897	1,581,654
Shares redeemed	(597,363)	(11,456,918)	(1,971,767)	(35,086,146)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(449,280)	$(8,623,643)	(1,465,053)	$(26,086,002)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	35,716	$682,162	94,630	$1,685,277
Shares issued to shareholders in payment of distributions declared	3,903	74,328	6,828	119,398
Shares redeemed	(42,479)	(815,561)	(117,147)	(2,084,759)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(2,860)	$(59,071)	(15,689)	$(280,084)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(844,215)	$(16,113,130)	(2,498,652)	$(44,146,885)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2024, the cost of investments for federal tax purposes was $244,443,838. The net unrealized appreciation of investments for federal tax purposes was $35,860,558. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $46,789,074 and unrealized depreciation from investments for those securities having an excess of cost over value of $10,928,516. The amounts presented are inclusive of derivative contracts.
As of November 30, 2023, the Fund had a capital loss carryforward of $36,201,589 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$35,125,209	$1,076,380	$36,201,589
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2024, the Adviser voluntarily waived $375,674 of its fee and voluntarily reimbursed $31,764 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2024, the Adviser reimbursed $4,779.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2024, the Sub-Adviser earned a fee of $121,918.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2024, the annualized fee paid to FAS was 0.087% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$129,039
Class R Shares	100,677
TOTAL	$229,716
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2024, FSC retained $4,532 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2024, FSC retained $1,554 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2024, the Fund did not retain any sales charges or CDSC.
Other Service Fees
For the six months ended May 31, 2024, FSSC received $20,329 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2024, were as follows:
Purchases	$134,101,061
Sales	$140,513,521
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the six months ended May 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the six months ended May 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Semi-Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Semi-Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Semi-Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Global Allocation Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Global Allocation Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Global Allocation Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Global Allocation Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024